Related Party Disclosures	3 Months Ended
Mar. 31, 2025
Related party [Abstract]
Related Party Disclosures	Related Party Disclosures
The total amounts of $0 and $9 million due from related parties as of March 31, 2025 and December 31, 2024, respectively, have been included in receivables, prepayments and other assets. The $4 million and $20 million due to related parties as of March 31, 2025 and December 31, 2024, respectively, have been included in trade and other payables.
Related party balances disclosed in the interim financial statements relate to MDC General Services Holding Company LLC, Mamoura Holdings (US) LLC, and Silicon Manufacturing Partners Pte Ltd. ("SMP"). As of December 31, 2024, we held a 49% interest in SMP, a joint venture with Avago Technologies International Sales Pte. Limited ("Avago Singapore"), and managed all aspects of its manufacturing operations. During the three months ended March 31, 2025, we acquired the remaining 51% of the shares in the share capital of SMP from Avago Singapore, thereby making SMP a wholly-owned subsidiary of GlobalFoundries.
For the three months ended March 31, 2025 and 2024, related party transactions of $0 and $15 million, respectively, were included in the interim condensed consolidated statements of operations.